Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
March 31, 2026
AMP-NPRT1-0526
1.814652.121
Common Stocks - 93.9%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	43,700	13,166,668
BRAZIL - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Wheaton Precious Metals Corp	106,600	13,992,639
CANADA - 2.0%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	141,700	11,563,356
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	227,200	21,777,120
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	245,800	3,231,746
TOTAL CANADA		36,572,222
CHINA - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
WuXi XDC Cayman Inc (a)	258,500	1,960,737
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	26,800	5,219,627
GERMANY - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding Plc (a)(b)	185,400	6,642,882
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	21,300	1,893,144
TOTAL GERMANY		8,536,026
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (a)	291,407	9,188,063
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	4,800	3,505,200
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	115,556	12,975,783
THAILAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (a)	9,800	5,110,896
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	90,900	6,283,917
UNITED STATES - 87.5%
Communication Services - 1.5%
Entertainment - 0.9%
Live Nation Entertainment Inc (a)	50,200	7,656,002
Roku Inc Class A (a)	93,800	8,875,356
		16,531,358
Media - 0.6%
EchoStar Corp Class A (a)(b)	85,100	9,962,656
TOTAL COMMUNICATION SERVICES		26,494,014
Consumer Discretionary - 10.2%
Distributors - 0.1%
Pool Corp	19,100	3,864,503
Diversified Consumer Services - 2.1%
Grand Canyon Education Inc (a)	99,700	16,951,991
Service Corp International/US	245,300	20,239,703
		37,191,694
Hotels, Restaurants & Leisure - 4.3%
Aramark	410,800	16,653,832
Cava Group Inc (a)(b)	55,900	4,522,310
Churchill Downs Inc	81,616	7,331,565
Dutch Bros Inc Class A (a)	221,400	11,216,124
First Watch Restaurant Group Inc (a)(b)	357,800	3,749,744
Hilton Grand Vacations Inc (a)(b)	197,700	7,734,024
Texas Roadhouse Inc	64,600	10,668,044
Viking Holdings Ltd (a)	140,910	10,354,067
Wynn Resorts Ltd	45,000	4,569,750
		76,799,460
Household Durables - 1.5%
Cavco Industries Inc (a)	8,700	4,213,323
Somnigroup International Inc	299,500	22,139,040
		26,352,363
Leisure Products - 0.6%
YETI Holdings Inc (a)	307,200	11,240,448
Specialty Retail - 1.6%
Chewy Inc Class A (a)	357,000	9,639,000
Dick's Sporting Goods Inc	54,700	10,846,463
Warby Parker Inc Class A (a)	53,216	1,121,261
Williams-Sonoma Inc	34,300	6,253,919
		27,860,643
TOTAL CONSUMER DISCRETIONARY		183,309,111
Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 3.8%
BJ's Wholesale Club Holdings Inc (a)	224,435	22,088,893
Performance Food Group Co (a)	225,900	19,350,594
US Foods Holding Corp (a)	290,800	26,814,668
		68,254,155
Food Products - 0.1%
Westrock Coffee Co (a)(b)	499,864	2,124,422
TOTAL CONSUMER STAPLES		70,378,577
Energy - 4.5%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	106,600	6,507,930
Kodiak Gas Services Inc	91,500	5,336,280
		11,844,210
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp (a)	486,000	20,625,840
Chord Energy Corp	35,500	5,047,390
Ovintiv Inc	369,200	21,915,712
Permian Resources Holdings Inc/DE Class A	976,800	20,825,376
		68,414,318
TOTAL ENERGY		80,258,528
Financials - 14.1%
Banks - 7.2%
Bancorp Inc/The (a)	140,600	7,554,438
Coastal Financial Corp/WA Class A (a)(b)	62,800	4,779,080
Community Financial System Inc	74,400	4,363,560
East West Bancorp Inc	228,888	24,436,083
First Citizens BancShares Inc/NC Class A (b)	5,900	11,119,494
Hancock Whitney Corp	108,900	6,924,951
Huntington Bancshares Inc/OH	454,700	7,116,055
KeyCorp	584,100	11,711,205
Old National Bancorp/IN	719,465	15,900,177
Pinnacle Financial Partners Inc	85,600	7,373,584
Western Alliance Bancorp	79,800	5,653,830
Wintrust Financial Corp	151,000	20,979,940
		127,912,397
Capital Markets - 1.8%
Blue Owl Capital Inc Class A (b)	352,400	3,217,412
Evercore Inc Class A	28,700	8,567,237
Northern Trust Corp	31,500	4,396,455
Raymond James Financial Inc	37,986	5,499,993
Stifel Financial Corp	84,250	6,227,760
WisdomTree Inc	348,300	5,071,248
		32,980,105
Financial Services - 1.5%
Affirm Holdings Inc Class A (a)	86,400	3,958,848
Equitable Holdings Inc	275,100	10,208,961
Remitly Global Inc (a)	223,800	3,506,946
Toast Inc Class A (a)	320,700	8,501,757
		26,176,512
Insurance - 3.6%
First American Financial Corp	144,100	8,687,789
Globe Life Inc	45,100	6,276,566
Primerica Inc	54,658	13,690,736
Reinsurance Group of America Inc	105,391	21,516,627
Unum Group	203,200	14,839,696
		65,011,414
TOTAL FINANCIALS		252,080,428
Health Care - 7.2%
Biotechnology - 2.7%
Caris Life Sciences Inc (a)	561,100	10,032,468
Cytokinetics Inc (a)	67,400	4,442,334
Disc Medicine Inc (a)	46,300	2,960,422
Krystal Biotech Inc (a)	11,153	2,881,043
Legend Biotech Corp ADR (a)	91,700	1,658,853
Moderna Inc (a)	79,700	4,048,760
Natera Inc (a)	10,700	2,139,893
Praxis Precision Medicines Inc (a)	8,600	2,770,834
Revolution Medicines Inc (a)	40,400	3,928,900
United Therapeutics Corp (a)	14,600	8,657,508
Veracyte Inc (a)	107,900	3,475,459
		46,996,474
Health Care Equipment & Supplies - 0.8%
Insulet Corp (a)	32,300	6,777,832
TransMedics Group Inc (a)(b)	79,200	7,873,272
		14,651,104
Health Care Providers & Services - 0.9%
BrightSpring Health Services Inc (a)	206,400	8,794,704
GeneDx Holdings Corp Class A (a)	34,300	2,202,746
Tenet Healthcare Corp (a)	24,325	4,590,371
		15,587,821
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (a)	277,100	5,882,833
Bio-Techne Corp	15,513	810,709
Charles River Laboratories International Inc (a)	44,621	7,697,123
Repligen Corp (a)	41,600	4,901,312
Revvity Inc (b)	48,000	4,205,280
		23,497,257
Pharmaceuticals - 1.5%
Corcept Therapeutics Inc (a)	94,000	3,789,140
Crinetics Pharmaceuticals Inc (a)	80,000	2,905,600
Elanco Animal Health Inc (a)	878,200	21,015,326
		27,710,066
TOTAL HEALTH CARE		128,442,722
Industrials - 21.3%
Aerospace & Defense - 3.4%
ATI Inc (a)	193,700	28,175,602
Axon Enterprise Inc (a)	11,100	4,714,059
Carpenter Technology Corp	14,100	5,557,515
Textron Inc	76,600	6,707,096
Woodward Inc	44,800	16,034,816
		61,189,088
Building Products - 0.8%
Simpson Manufacturing Co Inc	85,600	14,690,672
Construction & Engineering - 3.6%
Comfort Systems USA Inc	16,600	22,891,234
Construction Partners Inc Class A (a)	89,800	9,978,576
EMCOR Group Inc	32,200	23,773,582
Granite Construction Inc	53,300	6,389,604
		63,032,996
Electrical Equipment - 2.2%
Acuity Inc	46,300	12,974,186
AMETEK Inc	32,900	7,052,444
nVent Electric PLC	165,100	19,528,028
		39,554,658
Ground Transportation - 1.6%
Knight-Swift Transportation Holdings Inc	179,900	10,358,642
XPO Inc (a)	90,200	17,548,410
		27,907,052
Machinery - 6.0%
Allison Transmission Holdings Inc	42,100	4,928,226
CECO Environmental Corp (a)(b)	225,800	13,453,164
Crane Co	55,600	9,507,600
Flowserve Corp	232,700	17,105,777
Ingersoll Rand Inc	102,560	8,217,107
ITT Inc	149,659	28,514,529
Mueller Industries Inc	63,600	7,046,880
Westinghouse Air Brake Technologies Corp	66,900	16,718,979
		105,492,262
Marine Transportation - 0.2%
Kirby Corp (a)	32,500	4,318,600
Passenger Airlines - 0.5%
Alaska Air Group Inc (a)(b)	234,200	8,613,876
Professional Services - 2.6%
CACI International Inc (a)	21,800	11,856,366
FTI Consulting Inc (a)	66,800	11,808,236
KBR Inc	214,300	7,899,098
TransUnion (b)	228,900	15,837,591
		47,401,291
Trading Companies & Distributors - 0.4%
Herc Holdings Inc	47,400	4,718,670
Watsco Inc	9,100	3,310,489
		8,029,159
TOTAL INDUSTRIALS		380,229,654
Information Technology - 13.5%
Communications Equipment - 2.9%
Digi International Inc (a)	340,900	16,431,380
Lumentum Holdings Inc (a)	41,500	29,164,540
Viavi Solutions Inc (a)	174,800	5,817,344
		51,413,264
Electronic Equipment, Instruments & Components - 2.8%
Belden Inc	54,300	6,235,269
Coherent Corp (a)	104,100	24,797,661
Flex Ltd (a)	175,800	11,507,868
OSI Systems Inc (a)	32,116	8,527,119
		51,067,917
IT Services - 1.9%
Okta Inc Class A (a)	172,700	13,593,217
Twilio Inc Class A (a)	168,500	21,200,670
		34,793,887
Semiconductors & Semiconductor Equipment - 4.4%
Entegris Inc	17,500	2,051,700
First Solar Inc (a)	31,100	6,134,786
Impinj Inc (a)	22,200	2,279,940
MACOM Technology Solutions Holdings Inc (a)	53,200	11,814,124
MKS Inc	97,300	22,360,513
Onto Innovation Inc (a)	45,000	9,228,150
Rambus Inc (a)	173,300	14,908,999
Veeco Instruments Inc (a)(b)	293,667	9,943,565
		78,721,777
Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp	100,300	27,130,147
TOTAL INFORMATION TECHNOLOGY		243,126,992
Materials - 2.9%
Chemicals - 1.0%
Element Solutions Inc	390,700	13,338,498
HB Fuller Co	87,200	5,378,496
		18,716,994
Construction Materials - 0.4%
Martin Marietta Materials Inc	11,400	6,710,952
Containers & Packaging - 1.5%
AptarGroup Inc	122,400	15,424,848
Crown Holdings Inc	71,900	7,207,975
Smurfit Westrock PLC	91,800	3,658,230
		26,291,053
Metals & Mining - 0.0%
MP Materials Corp (a)(b)	23,400	1,129,284
TOTAL MATERIALS		52,848,283
Real Estate - 5.0%
Health Care REITs - 1.0%
Ventas Inc	226,800	18,547,704
Industrial REITs - 0.5%
Terreno Realty Corp	157,800	9,692,076
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	40,800	12,416,256
Residential REITs - 0.7%
Invitation Homes Inc	257,700	6,403,845
Sun Communities Inc	50,600	6,373,576
		12,777,421
Retail REITs - 1.8%
Acadia Realty Trust	502,500	9,607,800
Macerich Co/The	597,100	11,285,190
NNN REIT Inc	180,900	7,603,227
Urban Edge Properties	187,600	3,748,248
		32,244,465
Specialized REITs - 0.3%
Extra Space Storage Inc	37,200	4,878,036
TOTAL REAL ESTATE		90,555,958
Utilities - 3.4%
Electric Utilities - 0.7%
Evergy Inc	154,500	12,656,640
Gas Utilities - 0.8%
ONE Gas Inc	18,700	1,610,631
Southwest Gas Holdings Inc	156,300	13,582,470
		15,193,101
Independent Power and Renewable Electricity Producers - 0.8%
Talen Energy Corp (a)	13,400	4,277,682
Vistra Corp	69,400	10,432,902
		14,710,584
Multi-Utilities - 1.1%
CenterPoint Energy Inc	225,900	9,749,844
Northwestern Energy Group Inc	131,300	8,657,922
		18,407,766
TOTAL UTILITIES		60,968,091
TOTAL UNITED STATES		1,568,692,358
TOTAL COMMON STOCKS (Cost $1,292,551,705)		1,685,204,136

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	40,797,814	40,805,974
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	46,401,090	46,405,730
TOTAL MONEY MARKET FUNDS (Cost $87,211,704)			87,211,704

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $1,379,763,409)	1,772,415,840
NET OTHER ASSETS (LIABILITIES) - 1.3%	23,218,122
NET ASSETS - 100.0%	1,795,633,962

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,878,268	148,085,098	113,157,392	114,034	-	-	40,805,974	40,797,814	0.1%
Fidelity Securities Lending Cash Central Fund	47,868,425	168,612,511	170,075,206	19,539	-	-	46,405,730	46,401,090	0.1%
Total	53,746,693	316,697,609	283,232,598	133,573	-	-	87,211,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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